Business Combinations - Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Payments to acquire businesses, gross		$ 424,722	$ 23,531
Other assets – non-current		2,283		$ 1,856
Goodwill		1,993,451	$ 3,483,539	$ 3,650,037	$ 3,481,816
Acquired Businesses
Business Acquisition [Line Items]
Payments to acquire businesses, gross		449,790
Total purchase price		449,790
Cash and cash equivalents		25,068
Trade and other receivables	[1]	1,895
Deferred tax assets		12
Property, plant and equipment		371
Intangible assets	[2]	223,300
Other assets – non-current		926
Trade and other payables		(20,539)
Deferred tax liability		(65,482)
Net assets acquired		165,551
Goodwill	[3]	$ 284,239

[1]	Gross contractual amounts receivable are equal to their book value where appropriate.
[2]	Intangible assets are primarily comprised of customer relationships, brands, and computer software.
[3]	Goodwill was primarily attributed to the expected synergies between the acquired business and the Company, the value of the employee workforce, and new customer acquisitions that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes.